Employee Retirement Plans - Qualified Defined-Benefit Pension Plan Assets at Fair Value (Detail) (Qualified Plans [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	$ 594	$ 504	$ 509
United States [Member] | Common and Preferred Stocks [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	188	157
United States [Member] | Corporate Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	25	15
United States [Member] | Government and Other Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	93	77
United States [Member] | Common Collective Trust Fund [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	12	8
United States [Member] | Short-Term and Other Investments [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	1	2
United States [Member] | Private Equity and Hedge Funds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	52	52
International [Member] | Common and Preferred Stocks [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	71	65
International [Member] | Corporate Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	73	55
International [Member] | Government and Other Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	53	53
International [Member] | Short-Term and Other Investments [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	15	13
International [Member] | Private Equity and Hedge Funds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	11	7
Assets at Fair Value (Level 1) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	264	247
Assets at Fair Value (Level 1) [Member] | United States [Member] | Common and Preferred Stocks [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	127	119
Assets at Fair Value (Level 1) [Member] | United States [Member] | Government and Other Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	51	46
Assets at Fair Value (Level 1) [Member] | United States [Member] | Short-Term and Other Investments [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	1	2
Assets at Fair Value (Level 1) [Member] | International [Member] | Common and Preferred Stocks [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	61	56
Assets at Fair Value (Level 1) [Member] | International [Member] | Government and Other Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	24	24
Assets at Fair Value (Level 2) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	252	185
Assets at Fair Value (Level 2) [Member] | United States [Member] | Common and Preferred Stocks [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	61	38
Assets at Fair Value (Level 2) [Member] | United States [Member] | Corporate Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	25	15
Assets at Fair Value (Level 2) [Member] | United States [Member] | Government and Other Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	42	31
Assets at Fair Value (Level 2) [Member] | United States [Member] | Common Collective Trust Fund [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	12	8
Assets at Fair Value (Level 2) [Member] | International [Member] | Common and Preferred Stocks [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	10	9
Assets at Fair Value (Level 2) [Member] | International [Member] | Corporate Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	73	55
Assets at Fair Value (Level 2) [Member] | International [Member] | Government and Other Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	29	29
Assets at Fair Value (Level 3) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	78	72
Assets at Fair Value (Level 3) [Member] | United States [Member] | Private Equity and Hedge Funds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	52	52
Assets at Fair Value (Level 3) [Member] | International [Member] | Short-Term and Other Investments [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	15	13
Assets at Fair Value (Level 3) [Member] | International [Member] | Private Equity and Hedge Funds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	$ 11	$ 7